Stock-Based Compensation - Share-based Payment Arrangement, Option, Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share Based Payment Arrangement Option Activity Abstract
Granted, Shares	0	0
Granted, Weighted-Average Exercise Price	$ 0	$ 0
Exercise, Shares	0	(11,999)
Exercised, Weighted-Average Exercis Price	$ 0	$ 1.98
Forfeited or Expired, Shares	(10,487)	(170,169)
Forfeited or Expired, Weighted-Average Exercise Price	$ 3.96	$ 3.6
Outstanding, Shares	583,974	766,142
Outstanding, Weighted-Average Exercise Price	$ 4.2	$ 3.76
Exercisable, Shares	397,127	407,974
Exercisable, Weighted-Average Exercise Price	$ 5.23	$ 4.2
Outstanding, Shares	573,127	583,974
Outstanding, Weighted-Average Exercise Price	$ 4.25	$ 4.2